INVENTORIES, NET	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
NOTE 7 -	INVENTORIES, NET

Inventories are composed of the following:

	December 31,
	2014	2013(*)

Raw materials and components	$11,333	$9,648
Work in process	14,600	14,044
Spare parts	8,956	4,742
Finished goods	515	961

	$35,404	$29,395

(*) Excluding held for sale assets at December 31, 2013

In 2014, 2013 and 2012, approximately $202, $350 and $1,892, respectively, of inventory previously written-down were used or sold in the course of providing MRO services.